Revenues - Balances from Contract with Customers and Estimated Deferred Revenue to be Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Revenues
Deferred revenue-current portion	$ 13,347		$ 12,274
Total deferred revenue	13,537	$ 13,200	13,152
Estimated deferred revenue
Not later than 1 year	13,347		12,274
Between 1 to 2 years	150		476
Between 2 to 3 years	40		255
Between 3 to 4 years			147
Total deferred revenue	13,537	$ 13,200	13,152
Revenue recognized	11,800
Oncology/Immunology segment
Revenues
Deferred revenue-current portion	11,817		11,078
Deferred revenue-noncurrent portion	190		878
Other Ventures segment
Revenues
Deferred revenue-current portion	$ 1,530		$ 1,196